SCHEDULE OF DERIVATIVE AND WARRANT AND PROMISSORY NOTE AT FAIR VALUE (Details) - Naturalshrimp Incorporated [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Derivative liability, beginning			$ 13,101,000			$ 176,000
Derivative liability, beginning			(12,290,000)
Derivative liability, beginning					12,985,000
Derivative liability, beginning			(811,000)		116,000	29,000
Derivative liability, ending					13,101,000
Warrant liability, beginning			3,923,000			90,000
Warrant liability, beginning					5,910,000
Warrant liability, beginning						(90,000)
Fair value of warrants adjustment	(1,155,000)	$ 137,000	(3,031,000)	137,000	(1,987,000)
Warrant liability, beginning	892,000		892,000		3,923,000
Promissory Notes fair value at beginning of period
Promissory Notes fair value at beginning of period			20,847,867
Promissory Notes fair value at beginning of period			(1,594,515)
Promissory Notes fair value at beginning of period	$ 22,442,382		$ 22,442,382